BUSINESS SEGMENT INFORMATION (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item segment	Dec. 31, 2020 USD ($) item segment	Dec. 31, 2019 USD ($) item segment
Disclosure of operating segments [line items]
Number of global franchise divisions | item	3	3	3
Number of global franchise presidents | item	2	3
Number of reportable segments | segment	3	3	3
Revenue	$ 5,212	$ 4,560	$ 5,138
Unsatisfied performance obligation	0
Accrual for rebates	97	97
Revenue recognised, rebates	389
United Kingdom
Disclosure of operating segments [line items]
Revenue	189	166	211
United States of America
Disclosure of operating segments [line items]
Revenue	2,658	2,339	2,551
China
Disclosure of operating segments [line items]
Revenue	352	318	336
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,156	1,917	2,222
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,560	1,333	1,536
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,496	1,310	1,380
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	839	710	794
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	590	517	591
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	131	106	151
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	876	822	1,042
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	612	567	613
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	92	68	79
Trauma & Extremities | Orthopaedics
Disclosure of operating segments [line items]
Revenue	576	460	488
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,496	1,310	1,380
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,327	1,170	1,195
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	169	140	185
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	731	647	701
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	496	431	436
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	269	232	243
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member]
Disclosure of operating segments [line items]
Revenue	3,716	3,250	3,758
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Established Markets
Disclosure of operating segments [line items]
Revenue	2,969	2,619	2,986
Orthopaedics, Sports Medicine and Ear Nose and Throat [Member] | Emerging Markets
Disclosure of operating segments [line items]
Revenue	747	631	772
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	5,212	4,560	5,138
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	4,296	3,789	4,181
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 916	$ 771	$ 957